Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Cash flows from operating activities
Net income (loss)	$ 1,639,301	$ (655,026)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expenses	371,696	437,408
Bad debt expense	225,766
Provision for inventory shrinkage reserve	(130,056)	15,263
Change in deferred taxes	(3,125)
Changes in operating assets and liabilities:
Accounts receivable	(258,309)
Accounts receivable – related party	243,881	264,041
Inventories	343,513	(391,258)
Prepayments	(819,592)	(722,797)
Other receivables and other current assets	(504,758)	73,520
Security deposits	5,654	1,545
Accounts payable	(589,651)	1,431,386
Accounts payable – related party	(161,677)
Accrued expenses and other payables	(503,338)	641,537
Contract Liabilities	68,037	194,077
Operating lease liabilities	203,940	187,139
Taxes payables	334,622	16,041
Other long-term payables	18,287	(5,400)
Net cash provided by operating activities	484,191	1,487,476
Cash flows from investing activities
Repayments from other receivables – related parties		490,914
Payments of equipment purchase	(49,388)	(58,545)
Payment of intangible assets		(5,242)
Payment for acquisition of subsidiary	(2,500,000)
Loans repaid by (provided to) third parties	4,410,270	(3,712,124)
Net cash provided by (used in) investing activities	1,860,882	(3,284,997)
Cash flows from financing activities
Bank overdraft	(281,941)
Proceeds from loans		1,916,470
Repayments on loan payables	(362,731)
Payment to other receivables – related parties	11,005
Repayments (to) borrowings from – related parties	(112,970)	64,827
Net cash provided by (used in) financing activities	(746,637)	1,981,297
Net changes in cash and restricted cash	1,598,436	183,776
Cash and restricted cash at the beginning of the year	972,431	788,655
Cash and restricted cash at the end of the year	2,570,867	972,431
Supplemental disclosure of cash and restricted cash
Cash	2,569,766	898,061
Restricted cash	1,101	74,370
Total cash and restricted cash	2,570,867	972,431
Supplemental disclosure of cash flow information
Cash paid for interest	70,795	73,759
Cash paid for income taxes	8,481	4,000
Supplemental disclosure of non-cash investing and financing activities
Purchase price of equity security investments included in other payables – related parties		203,440
Increase of right-of-use assets and lease liabilities	$ 8,454,300